SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2021
SIGNIFICANT ACCOUNTING POLICIES
Schedule of Disaggregation of Revenue

(RMB in thousands)	K‑12 Schools	CP&CE Programs	Consolidated
	RMB	RMB	RMB
Net Revenues in the six months ended June 30, 2021	175,650	126,206	301,856
Net Revenues in the six months ended June 30, 2020	126,800	118,942	245,742
Net Revenues in the three months ended June 30, 2021	104,748	67,503	172,251
Net Revenues in the three months ended June 30, 2020	85,389	70,074	155,463

Schedule of Disaggregation of Deferred Revenue

	As of
	June 30, 2021	December 31, 2020
	RMB	RMB
	Unaudited
K-12 Schools	111,106	126,564
CP&CE Programs	25,168	37,135
Total	136,274	163,699